Leases	12 Months Ended
Dec. 31, 2024
Lessee Disclosure [Abstract]
LEASES
12.
LEASES

The Group’s operating leases mainly related to office facilities, land use rights and IDC facilities.

As of December 31, 2023 and 2024, the weighted average remaining lease term for the Group’s operating leases were 8.3 years and 7.5 years, respectively, and the corresponding weighted average discount rates were 5.58% and 5.57%, respectively. As of

December 31, 2023, the weighted average remaining lease term for the Group’s finance leases were 0.7 years and the corresponding weighted average discount rates were 5.50%.

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Finance lease
Computer equipment	118,997	118,997	16,303
Accumulated depreciation	(69,040)	(84,088)	(11,520)
Computer equipment, net	49,957	34,909	4,783
Finance lease liabilities, current portion	18,586	—	—
Finance lease liabilities	—	—	—
Total finance lease liabilities	18,586	—	—

The components of lease costs were as follows:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating lease costs(i)	155,408	117,641	108,943	14,925
Finance lease costs
Amortization of finance lease assets	22,912	22,912	15,048	2,062
Interest on lease liabilities	3,463	1,761	419	57
Total finance lease costs	26,375	24,673	15,467	2,119

(i)
Excludes short-term lease contract costs of RMB310 million, RMB274 million and RMB218 million (US$30 million) for the years ended December 31, 2022, 2023 and 2024, respectively.

Finance lease costs were recorded as cost of revenues and interest expenses. Variable lease costs were immaterial for the years ended December 31, 2022, 2023 and 2024. For the years ended December 31, 2022, 2023 and 2024, no lease costs for operating and finance leases were capitalized.

Cash paid for amounts included in the measurement of lease liabilities:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating cash payments for operating leases	129,803	110,206	102,214	14,003
Operating cash payments for finance leases	3,872	2,878	749	103
Financing cash payments for finance leases	38,132	27,666	18,256	2,501

Lease assets obtained in exchange for lease obligations:

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Operating leases	6,868	91,025	10,296	1,411
Finance leases	—	—	—	—

Future lease payments under lease liabilities as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2025	98,666	13,517
2026	93,591	12,822
2027	89,125	12,210
2028	85,931	11,772
2029	73,016	10,003
Thereafter	239,986	32,878
Total future lease payments	680,315	93,202
Less: Imputed interest	(121,666)	(16,668)
Total lease liability balance	558,649	76,534